6. INTANGIBLE ASSETS, NET (Tables)	6 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
	Original Fair Market Value	Accumulated Amortization	Net
Balance - June 30, 2015:
Vendor relationships	$1,170,000	$565,500	$604,500
Trade name	230,000	111,167	118,833
Noncompete agreement	2,710,000	1,309,333	1,400,667
	$4,110,000	$1,986,000	$2,124,000

Balance - December 31, 2014:
Vendor relationships	$1,170,000	$448,000	$722,000
Trade name	230,000	88,167	141,833
Noncompete agreement	2,710,000	1,038,833	1,671,167
	$4,110,000	$1,575,000	$2,535,000